SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of changes in deferred premium liability
Changes in the deferred premium liability as at December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Balance at beginning of year	$2,943	$—
Deferred premium liability on flow through share issuances	—	3,885
Recognition of deferred premium liability	(3,070)	(897)
Foreign currency translation	127	(45)
	$—	$2,943

Disclosure of number and weighted average exercise prices of share options
Changes in stock options during the years ended December 31, 2017 and 2016 were as follows:

	Year ended December 31, 2017		Year ended December 31, 2016
	Number of	Weighted average	Number of	Weighted average
	options	exercise price (C$)	options	exercise price (C$)
Opening Balance	7,514,307	$4.60	3,920,800	$5.85
Granted	—	—	30,000	5.31
Assumed on St Andrew acquisition	—	—	1,566,876	6.86
Assumed on Newmarket arrangement	—	—	4,625,161	3.52
Exercised	(5,739,722)	3.91	(2,173,306)	3.51
Expired	(235,269)	13.95	(448,224)	17.52
Forfeited	(40,001)	4.96	(7,000)	6.83
Stock options outstanding, end of year	1,499,315	5.80	7,514,307	4.60
Stock options exerciseable, end of year	1,332,460	$6.01	7,180,808	$4.73

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The fair value of options granted under the Old Kirkland Lake Plan during the year ending December 31, 2016 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended December 31, 2016
Weighted average exercise price per share	C$5.31
Risk-free interest rate	0.45%
Expected volatility	67%
Expected life	3.91 years
Expected dividend yield	0%
Expected forfeiture rate	5.45%
Weighted average per share grant date fair value	C$2.43

Disclosure of indirect measurement of fair value of goods or services received, share options assumed during period explanatory
Options assumed with the business combinations in 2016 were valued at the date of acquisition using the Black-Scholes option pricing model with the following weighted average assumptions:

Assumed on the	St Andrew Acquisition	Newmarket Arrangement
Exercise price per share	C$6.86	C$3.52
Risk-free interest rate	0.72%	0.55%
Weighted average per share grant date fair value	1.86	4.06
Expected volatility	60%	40%
Expected life	3.98 years	0.50 years
Expected dividend yield	0%	0%
Expected forfeiture rate	0%	0%

Disclosure of range of exercise prices of outstanding share options
The following table outlines share options exercised during the year ended December 31, 2017:

Grant price	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date
$1.11 - $7.81	1,804,842	January 1, 2017 - March 31, 2017	$9.87
$0.86 - $7.81	2,791,059	April 1, 2017 - June 30, 2017	$10.13
$2.11 - $7.81	720,018	July 1, 2017 - September 30, 2017	$14.72
$2.91 - $15.11	423,803	October 1, 2017 - December 31, 2017	$17.39
	5,739,722		$11.16
For the year ended December 31, 2016:

Grant price	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date
$2.99-$6.83	1,196,035	January 1, 2016 to March 31, 2016	$8.79
$2.99-$6.83	569,607	April 1, 2016 to June 30, 2016	$10.88
$2.99-$6.83	366,998	July 1, 2016 to September 30, 2016	$11.25
$3.16 - $5.81	40,666	October 1, 2016 to December 31, 2016	$9.13
	2,173,306		$9.76

Disclosure of number of units outstanding during period
Changes in the number of DSUs and phantom share units outstanding during the years ending December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017		Year ended December 31, 2016
	DSUs	Phantom share units	DSUs	Phantom share units
Balance at beginning of year,	40,356	185,037	—	—
Granted	103,600	—	70,623	—
Assumed with the Newmarket transaction	—	—	—	261,493
Redeemed	(12,950)	(90,037)	(30,267)	(40,831)
Cancelled	—	—	—	(35,625)
Balance at end of year	131,006	95,000	40,356	185,037
Movements in the number of the PSUs and RSUs for the years ended December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017		Year ended December 31, 2016
	PSUs	RSUs	PSUs	RSUs
Balance, beginning of year	1,707,571	108,589	—	—
Granted	309,637	326,694	137,272	157,272
Assumed with the Newmarket arrangement	—	—	1,620,857	—
Cancelled	(61,041)	(66,041)	(16,767)	(26,767)
Redeemed	(1,613,961)	(4,979)	(33,791)	(21,916)
Balance, end of year	342,206	364,263	1,707,571	108,589

Explanation of effect of share-based payments on entity's income

	Year ended December 31, 2017	Year ended December 31, 2016
RSU and PSU share based payment expense	$1,969	$367
RSU and PSU cash payments	65	106
Stock options share based payment expense	88	846
Equity based instruments share based payment expense	$2,122	$1,319
Cash settled instruments share based payment expense (note 21)	$2,222	$391
Total share based payment expense	$4,344	$1,710
The allocation of share based payment expense on the consolidated statement of operations and comprehensive income for the years ended December 31, 2017 and 2016 is as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
General and administrative	$3,947	$1,230
Transaction costs	—	137
Production costs	397	343
Total share based payment expense	$4,344	$1,710

Earnings per share
nd diluted income per share for the years ended December 31, 2017 and 2016 is calculated as shown in the table below. The diluted income per share for the years ended December 31, 2017 and 2016 includes the impact of certain outstanding options, PSUs and RSUs. The impact of the outstanding convertible debentures is not included in the calculation for the year ended December 31, 2016 as the impact would be anti-dilutive.

	Year ended December 31, 2017	Year ended December 31, 2016
Earnings from continuing operations	$157,330	$46,734
Loss from discontinued operations (note 6)	(24,904)	(4,627)
Net earnings	132,426	42,107
Weighted average basic number of common shares outstanding (in '000s)	207,436	121,172
Basic earnings per share from continuing operations	0.76	0.39
Basic loss per share from discontinued operations	($0.12)	($0.04)
Basic earnings per share	$0.64	$0.35
Weighted average diluted number of common shares outstanding (in '000s)	208,628	123,889
Diluted earnings per share from continuing operations	$0.75	$0.38
Diluted loss per share from discontinued operations	($0.12)	($0.04)
Diluted earnings per share	$0.63	$0.34

Disclosure of weighted average number of common shares
Weighted average diluted number of common shares for years ended December 31, 2017 and 2016 is calculated as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Weighted average basic number of common shares outstanding (in '000s)	207,436	121,172
In the money shares - share options (in '000s)	972	2,478
In the money shares - RSUs (in '000s)	220	239
Weighted average diluted number of common shares outstanding	208,628	123,889

Disclosure of anti-dilutive securities excluded from computation of earnings per share

The following items were excluded from the computation of weighted average shares outstanding for the year ended December 31, 2017 and 2016 as their effect would be anti-dilutive:

	Year ended December 31, 2017	Year ended December 31, 2016
Share options (in '000s)	527	5,036
RSUs and PSUs (in '000s)	486	1,577
Convertible debentures (in '000s)	—	8,503